SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT PLANS
SHARE-BASED PAYMENT PLANS

30)  SHARE-BASED PAYMENT PLANS

The Company’s parent company, Telefónica, maintains different compensation plans based on the quoted value of its shares (Talent for the Future Share Plan (“TFSP”) and Performance Share Plan (“PSP”)), which were also offered to directors and employees of its subsidiaries, including the Company and its subsidiaries.

The Company approved an incentive plan (Performance Share Plan (“PSP VIVO”) via performance units, with cash settlement (“Plan”). one) share issued by the Company (VIVT3) (“Unit” and “Share). Each Unit represents the expectation of the right to receive the full amount of 01 (one) Share, which will serve as a basis, considering the number of Units received, to determine the amount of incentive to be paid by the Company in cash to participants.

Delivery of shares and/or incentives is subject to: (i) maintaining an active employment relationship with the Telefónica Group on the consolidation date of the cycle; and (ii) the achievement of results that represent the fulfillment of the objectives established for the plan.

The level of success is based on comparing the evolution of shareholder remuneration, considering price and dividends (Total Shareholder Return - TSR) of the share of Telefónica or the Company, in relation to the evolution of the TSRs of the companies in the pre-defined Comparison Group, the achievement of the FCF (Free Cash Flow) of the Telefónica Group or the Company and the neutralization and reduction of CO2 emissions (as of the 2021 Cycle).

On December 31, 2022, the quoted value of Telefónica’s shares was 3.3850 euros.

The main plans in effect as of December 31, 2022 were:

●	Talent for the Future Share Plan (“TFSP”), for your Senior Managers, Managers and Specialists at a global level:

Cycle 2020-2022 (January 1, 2020 to December 31, 2022): with 134 active executives, with the potential right to receive 107,600 Telefónica shares.

Cycle 2021-2023 (January 1, 2021 to December 31, 2023): with 173 active executives, with the potential right to receive 295,000 Telefónica shares.

Cycle 2022-2024 (January 1, 2022 to December 31, 2024): with 136 active executives, with the potential right to receive 289,500 Telefónica shares.

●	Performance Share Plan (“PSP”), for its Vice Presidents and Directors globally:

Cycle 2020-2022 (January 1, 2020 to December 31, 2022): with 76 active executives (including 3 executives appointed pursuant to the Bylaws) of the Company, having the potential right to receive 469,757 Telefónica shares.

Cycle 2021-2023 (January 1, 2021 to December 31, 2023): with 83 active executives (including 3 executives appointed pursuant to the Bylaws) of the Company, having the potential right to receive 1,654,058 Telefónica shares.

Cycle 2022-2024 (January 1, 2022 to December 31, 2024): with 103 active executives (including 3 executives appointed pursuant to the Bylaws) of the Company, having the potential right to receive 865,821 Telefónica shares.

●	Performance Share Plan (“PSP VIVO”), for its Vice Presidents and Directors at the local level:

Cycle 2022-2024: (January 1, 2022 to December 31, 2024): with 101 active executives (including 3 executives appointed pursuant to the Bylaws) of the Company, with the potential right to receive the amount referring to 431,607 shares of the Company.

●	Telefónica Global Incentive Share Purchase Plan: Plan 100

Employees enrolled in the plan can acquire Telefónica shares through monthly contributions of 25 euros to 150 euros (or the equivalent in local currency), deducted from payroll, monthly with a maximum amount of 1,800 euros over a twelve-month period (purchase period).

The six months following the purchase period are the retention period for the purchased shares. At the end of this period, additional shares will be delivered, that is, for each share purchased by the employee, one free share will be granted.

The cycle of this plan is effective from September 1, 2022 to March 31, 2024.

The delivery of shares will occur after the vesting period of the plan, after March 31, 2024, and is conditioned to: (i) remaining in the company during the two-year duration of the program (vesting period), subject to certain special conditions in relation to layoffs; and (ii) the exact number of shares to be delivered at the end of the vesting period depends on the number of shares acquired and held by employees. Thus, employees enrolled in the plan, who remain in the Telefónica Group, who have held the shares acquired for an additional period of six months after the end of the purchase period, will be entitled to receive one free share for each share they have acquired. and retained until the end of the vesting period.

To commemorate the 100th anniversary of Telefónica’s incorporation (April 19, 2024), in addition to the Additional Shares, each of the participants may receive 100 Telefónica Commemoration Shares (“the Commemoration Shares”) free of charge.

The delivery of commemorative shares will occur after the vesting period of the plan, after March 31, 2024, and is conditioned to: (i) that the employee enrolled in the plan makes contributions, regardless of the amount of such contribution, during the twelve (12) month duration of the Purchase Period without interruption; (ii) to keep the Purchased Shares deposited in the Securities Account until the Consolidation Date; and (iii) that the employee enrolled in the plan continues to provide services to the Group until the Consolidation Date (first day after the end of the maintenance period being March 31, 2024).

The expenses of the Company and its subsidiaries with the share-based compensation plans described below, when applicable, are recorded as personnel expenses, segregated in the Cost of Services Rendered, Selling Expenses and General and Administrative Expenses groups (note 26) , in the amounts of R$38,528 and R$17,867 for the years ended December 31, 2022 and 2021, respectively.

On December 31, 2022 and 2021, the consolidated liability balances of the share compensation plans were R$77,175 and R$109,682, respectively, including taxes.